MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
NET ASSETS AVAILABLE FOR BENEFITS	$ 9,242,550	$ 7,735,457	$ 7,386,966
Master Trust
EBP, Master Trust [Line Items]
Investment at fair value	3,975,172,643	3,521,057,282
Stable value fund, at contract value	281,565,485	285,334,090
Total investments	4,256,738,128	3,806,391,372
Accrued fees	(35,466)	(44,365)
NET ASSETS AVAILABLE FOR BENEFITS	4,256,702,662	3,806,347,007
Master Trust | NAV
EBP, Master Trust [Line Items]
Investment at fair value	3,528,322,511	3,130,041,064
Master Trust | Cash
EBP, Master Trust [Line Items]
Investment at fair value	36,704,440	34,763,871
Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investment at fair value	70,996,693	57,213,231
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investment at fair value	51,704,413	44,938,018
Master Trust | Other brokerage
EBP, Master Trust [Line Items]
Investment at fair value	57,714,481	43,835,594
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investment at fair value	229,730,105	210,265,504
Master Trust | Separate account funds | NAV
EBP, Master Trust [Line Items]
Investment at fair value	934,868,683	859,269,258
Master Trust | Lifecycle commingled pools | NAV
EBP, Master Trust [Line Items]
Investment at fair value	1,359,492,485	1,195,472,632
Master Trust | Common collective trusts | NAV
EBP, Master Trust [Line Items]
Investment at fair value	1,233,961,343	1,075,299,174
Plan's interest in Master Trust
EBP, Master Trust [Line Items]
Investment at fair value	8,298,288	6,934,374
Stable value fund, at contract value	734,260	575,456
Total investments	9,032,548	7,509,830
Accrued fees	0	0
NET ASSETS AVAILABLE FOR BENEFITS	9,032,548	7,509,830
Plan's interest in Master Trust | Cash
EBP, Master Trust [Line Items]
Investment at fair value	0	0
Plan's interest in Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investment at fair value	0	0
Plan's interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investment at fair value	0	0
Plan's interest in Master Trust | Other brokerage
EBP, Master Trust [Line Items]
Investment at fair value	0	0
Plan's interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investment at fair value	59,563	41,096
Plan's interest in Master Trust | Separate account funds
EBP, Master Trust [Line Items]
Investment at fair value	1,929,827	1,476,248
Plan's interest in Master Trust | Lifecycle commingled pools
EBP, Master Trust [Line Items]
Investment at fair value	4,754,140	4,150,195
Plan's interest in Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investment at fair value	$ 1,554,758	$ 1,266,835